                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05689

                  Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: May 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the year ended May 31, 2006

MARKET CONDITIONS

Despite record oil prices, the Gulf Coast hurricanes and a slowdown in housing, the pace of U.S. economic growth remained remarkably resilient during the 12 months ended May 31, 2006. More recently, the market has focused on the change in leadership at the Federal Reserve Board and uncertainties created by inflationary pressures and forecasts of slower growth.

As the market had anticipated, the Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate in 25-basis point increments at each of its eight meetings, bringing the rate to its current level of 5.00 percent as of the end of the period. Yields on short-term (2-year) municipal bonds generally followed the target rate and rose 95 basis points. In contrast, the yields of long-term bonds (30-year) traded in a relatively narrow range of
4.25 to 4.65 percent during the year. Accordingly, the slope of the municipal yield curve continued to flatten as the difference between short-term and long-term interest rates narrowed.

Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight. Credit spreads measure the incremental yield investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform high-grade issues.

Demand for municipal bonds strengthened among individual and institutional investors. Meanwhile, municipal bond issuance slowed significantly as the year progressed. New issue volume was robust in late 2005, supporting a record of more than $400 billion of underwriting for the calendar year. However, volume in the first five months of 2006 fell by nearly 20 percent. The decline was largely attributable to a slowdown in refundings, as rising interest rates discouraged municipalities from refinancing debt. Improved fiscal conditions among state and local governments also reduced borrowing needs. The market share of underwriting of bonds backed by insurance declined from 60 to 50 percent. Issuers in California, Texas, New York, Florida and Illinois accounted for over 40 percent of 2006 year-to-date underwriting volume.

Declining supply and sustained demand helped municipal bonds outperform U.S. Treasuries with comparable maturities. As a result, the relative attractiveness of tax-exempt bonds ebbed and the 30-year municipal-to-Treasury yield ratio steadily declined from 98 to 87 percent. The municipal-to-Treasury yield ratio measures the relative attractiveness of the two sectors. The higher the ratio, the greater the attractiveness of municipal yields relative to Treasury yields.

PERFORMANCE ANALYSIS

For the 12-month period ended May 31, 2006, the net asset value (NAV) of Morgan Stanley Municipal Premium Income Trust (PIA) decreased from $10.45 to $10.13 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.54 per share and a long-term capital gain distribution of $0.1359 per share, the Fund's total NAV return was 4.32 percent. PIA's value on the New York Stock Exchange (NYSE) moved from $9.10 to $9.12 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Fund's total market return was 7.85 percent. PIA's NYSE market price was at a 9.97 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 676,300 shares of common stock at a weighted average market discount of 10.48 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2006, declared in March, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund's net investment income. PIA's level of undistributed net investment income was $0.0940 per share on May 31, 2006, versus $0.113 per share 12 months ago.(1)

The Fund made ongoing adjustments to its portfolio to reduce volatility during the year in anticipation of continued Fed tightening and generally higher interest rates. For example, a U.S. Treasury futures hedge was used to reduce the portfolio's duration.* At the end of May, the Fund's option-adjusted duration was 11.4 years. This duration positioning tempered the Fund's total returns when rates declined, but helped total returns when rates rose.

The Fund reduced its exposure to high grade bonds rated AA or better from 89 percent of long-term assets at the start of the period to 73 percent at the close of the period. Investment grade bonds rated A and BBB were increased from 8 percent to 20 percent; this had a positive impact on performance as lower-rated issues outperformed.

Purchases during the period included bonds with maturities in the 25- to 30-year range and defensive characteristics, such as premium coupons and shorter call features. The Fund also favored bonds with strong in-state investor demand. Reflecting a commitment to diversification, the Fund's net assets of approximately $277 million, including preferred shares, were invested among 14 long-term sectors and 87 credits.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

The benefits of leveraged investment strategies were less pronounced in the flattening yield curve environment. ARPS leverage contributed approximately $0.10 per share to common-share earnings during the fiscal year. The Fund has five ARPS series totaling $100 million, representing 36 percent of total assets, including preferred shares. On May 31, 2006, weekly ARPS yields ranged from 2.25 to 3.40 percent.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.


----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline. Duration calculations adjusted for leverage.

   TOP 5 SECTORS
   Water & Sewer                                       28.1%
   Transportation Facilities                           23.3
   Hospital                                            19.3
   IDR/PCR**                                           17.1
   Other Revenue                                       14.2

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             56.0%
   Aa/AA                                               17.0
   A/A                                                  5.8
   Baa/BBB                                             14.2
   Ba/BB or Less                                        2.1
   NR                                                   4.9

** Industrial Development/Pollution Control Revenue

Data as of May 31, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of May 31, 2006


WEIGHTED AVERAGE MATURITY: 20 YEARS(A)

0-5                                                                                4
6-10                                                                               7
11-15                                                                             14
16-20                                                                             29
21-25                                                                             25
26-30                                                                             13
30+                                                                                8

(a)  Where applicable maturities reflect mandatory tender, put and call dates.

     Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     2.7%
Arizona................     5.5
Arkansas...............     0.4
California.............    12.3
Colorado...............     2.4
Connecticut............     0.8
District of Columbia...     1.1
Florida................     6.5
Georgia................     4.7
Idaho..................     0.2
Illinois...............     4.5
Indiana................     1.9
Iowa...................     1.1
Kansas.................     0.2
Kentucky...............     1.3
Louisiana..............     1.8
Maryland...............     0.4
Massachusetts..........     0.4
Michigan...............     2.7
Minnesota..............     2.3
Missouri...............     1.4
Nevada.................     1.5
New Jersey.............     3.4
New York...............    16.7
Ohio...................     2.2
Oregon.................     0.6
Pennsylvania...........     5.7
Puerto Rico............     0.8
Rhode Island...........     1.1
South Carolina.........     1.9
Tennessee..............     1.1
Texas..................     7.5
Utah...................     1.3
Washington.............     1.6
                          -----
Total+.................   100.0%
                          =====

---------------------
+ Does not include open short futures contracts with an underlying face amount of $39,017,580 with unrealized appreciation of $110,297.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of May 31, 2006


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

2006(a)                                                                            1
2007                                                                               7
2008                                                                               7
2009                                                                               1
2010                                                                               5
2011                                                                              10
2012                                                                               6
2013                                                                              15
2014                                                                              19
2015                                                                              14
2016+                                                                             15

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.1%

2006(a)                                                                           6.0
2007                                                                              6.5
2008                                                                              5.4
2009                                                                              5.8
2010                                                                              5.5
2011                                                                              5.0
2012                                                                              4.7
2013                                                                              4.9
2014                                                                              4.8
2015                                                                              4.8
2016+                                                                             5.4

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.0% on 1% of the long-term portfolio that is callable in 2006.

    Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small and that the commissions were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE             VALUE
--------------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (152.1%)
            General Obligation (11.8%)
$  3,000    California, Various Purpose dtd 12/01/05.................  5.00%     03/01/27       $   3,092,040
   2,000    Los Angeles Unified School District, California, 2003 Ser
              A (FSA)................................................  5.25      07/01/20           2,138,940
   2,000    Connecticut, 2001 Ser D..................................  5.00      11/15/20           2,077,640
   2,500    Chicago Park District, Illinois, 2004 Ser A (Ambac)......  5.00      01/01/28           2,571,025
     385    Du Page County Community Unit School District #200,
              Illinois, Ser 2003 B (FSA).............................  5.25      11/01/21             408,955
            New York City, New York,
   2,000      2006 Ser F.............................................  5.00      09/01/23           2,064,900
   1,000      2005 Ser G.............................................  5.00      12/01/23           1,030,360
            Pennsylvania,
   1,000      RITES PA - 1112 A (MBIA)...............................  5.685++   01/01/18           1,096,050
   1,000      RITES PA - 1112 B (MBIA)...............................  5.685++   01/01/19           1,129,570
   5,000    Charleston County School District, South Carolina, Ser
              2004 A.................................................  5.00      02/01/22           5,208,000
                                                                                                -------------
--------
                                                                                                   20,817,480
  19,885
                                                                                                -------------
--------
            Educational Facilities Revenue (8.6%)
   2,500    University of Alabama, Ser 2004 A (MBIA).................  5.25      07/01/20           2,678,250
   2,000    California Educational Facilities Authority, Mills
              College Ser 2005 A.....................................  5.00      09/01/34           2,004,540
   2,000    California Infrastructure & Economic Development Bank,
              The Scripps Research Institute Ser 2005 A..............  5.00      07/01/29           2,053,540
   2,000    Broward County Educational Facilities Authority, Florida,
              Nova Southeastern University Ser 2006 (AGC)............  5.00      04/01/31           2,057,000
   1,200    Minnesota Higher Educational Facilities Authority,
              University of St Thomas, Ser Six - I...................  5.00      04/01/23           1,249,116
   5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore
              College Ser 2001.......................................  5.00      09/15/31           5,093,800
                                                                                                -------------
--------
                                                                                                   15,136,246
  14,700
                                                                                                -------------
--------
            Electric Revenue (13.4%)
   8,000    Salt River Project Agricultural Improvement & Power
              District, Arizona, Ser 2002 B..........................  5.00      01/01/26           8,255,360
   1,550    Los Angeles Department of Water & Power, California, 2001
              Ser A..................................................  5.00      07/01/24           1,570,910
   5,000    Orlando Utilities Commission, Florida, Water & Electric
              Ser 2001...............................................  5.00      10/01/22           5,192,750
   3,000    Long Island Power Authority, New York, Ser 2004 A
              (Ambac)................................................  5.00      09/01/34           3,089,280
   3,365    Intermountain Power Agency, Utah, Refg 1997 Ser B
              (MBIA).................................................  5.75      07/01/19           3,496,100
   2,000    Grant County Public Utility District #2, Washington,
              Wanapum Hydroelectric 2005 Ser A (FGIC)................  5.00      01/01/34           2,049,700
                                                                                                -------------
--------
                                                                                                   23,654,100
  22,915
                                                                                                -------------
--------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE             VALUE
--------------------------------------------------------------------------------------------------------------
            Hospital Revenue (19.3%)
$  3,500    Birmingham-Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Ser 1995 A
              (Connie Lee)...........................................  5.875%    08/15/15       $   3,574,900
   2,000    Glendale Industrial Development Authority, Arizona, John
              C Lincoln Health Ser 2005 B............................  5.00      12/01/37           1,992,140
   1,000    Washington County, Arkansas, Washington Regional Medical
              Center Ser 2005 A......................................  5.00      02/01/35             987,030
   1,000    California Statewide Community Development Authority,
              Huntington Memorial Hospital Ser 2005..................  5.00      07/01/27           1,015,280
   3,000    Indiana Health & Educational Facility Financing
              Authority, Clarian Health Ser 2006 A...................  5.25      02/15/40           3,080,580
   2,000    Indiana Health Facilities Financing Authority, Community
              Health Ser 2005 A (Ambac)..............................  5.00      05/01/35           2,046,140
            Louisiana Public Facilities Authority,
   3,000      Baton Rouge General Medical Center-FHA Insured Mtge Ser
              2004 (MBIA)............................................  5.25      07/01/33           3,130,290
   2,000      Ochsner Clinic Ser 2002................................  5.50      05/15/32           2,045,720
   1,000    Maryland Health & Higher Education Facilities Authority,
              Johns Hopkins Hospital Ser 2003........................  5.00      11/15/28           1,025,300
   3,500    Kent Hospital Finance Authority, Michigan, Metropolitan
              Hospital Ser 2005 A....................................  6.25      07/01/40           3,813,705
   1,100    Glencoe, Minnesota, Glencoe Regional Health Ser 2005.....  5.00      04/01/31           1,096,051
   2,000    New York State Dormitory Authority, Montefiore
              Hospital - FHA Insured Mtge Ser 2004 (FGIC)............  5.00      08/01/29           2,062,440
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's of Bethlehem Ser A 2003.........................  5.375     08/15/33           5,145,400
   3,000    Johnson City Health & Educational Facilities Board,
              Tennessee, Mountain States Health Alliance Ser 2006
              A......................................................  5.50      07/01/36           3,116,310
                                                                                                -------------
--------
                                                                                                   34,131,286
  33,100
                                                                                                -------------
--------
            Industrial Development/Pollution Control Revenue (17.1%)
   4,810    Pima County Industrial Development Authority, Arizona,
              Tucson Electric Power Co Refg Ser 1988 A (FSA).........  7.25      07/15/10           4,828,086
   3,000    Tobacco Settlement Authority, Iowa, Ser 2005 C...........  5.50      06/01/42           3,026,490
   2,000    Nassau County Tobacco Settlement Corporation, New York,
              Ser 2006 A-3...........................................  5.125     06/01/46           1,946,960
            New York City Industrial Development Agency, New York,
   5,000      American Airlines Inc Ser 2005 (AMT)...................  7.75      08/01/31           5,616,400
   8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)..................................................  5.65      10/01/28           8,036,160
   2,000      7 World Trade Center, LLC Ser A........................  6.25      03/01/15           2,100,600

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE             VALUE
--------------------------------------------------------------------------------------------------------------
$  3,000    TSASC Inc, New York, Tobacco Settlement Ser 2006-1.......  5.125%    06/01/42       $   2,918,370
   1,500    Brazos River Authority, Texas, Texas Utilities Electric
              Co Refg Ser 1999 A (AMT)...............................  7.70      04/01/33           1,752,990
                                                                                                -------------
--------
                                                                                                   30,226,056
  29,310
                                                                                                -------------
--------
            Mortgage Revenue - Multi-Family (0.2%)
     320    Minnesota Housing Finance Agency, Rental 1995 Ser D
              (MBIA).................................................  6.00      02/01/22             322,938
                                                                                                -------------
--------
            Mortgage Revenue - Single Family (0.2%)
     130    Colorado Housing & Finance Authority, Ser 1997 A-2
              (AMT)..................................................  7.25      05/01/27             133,163
     185    Missouri Housing Development Commission, Homeownership
              1996 Ser D (AMT).......................................  7.10      09/01/27             189,834
                                                                                                -------------
--------
                                                                                                      322,997
     315
                                                                                                -------------
--------
            Public Facilities Revenue (8.0%)
   1,000    Jefferson County, Alabama, School Ser 2004 A.............  5.50      01/01/22           1,069,570
   1,000    Kern County Board of Education, California, Refg Ser 2006
              A COPs (MBIA)..........................................  5.00      06/01/31           1,030,560
            Fort Collins, Colorado,
   2,040      Ser 2004 A COPs (Ambac)................................  5.375     06/01/21           2,184,983
   2,155      Ser 2004 A COPs (Ambac)................................  5.375     06/01/22           2,308,156
            Saint Paul Independent School District #625, Minnesota,
   1,700      Ser 1995 C COPs........................................  5.45      02/01/11           1,702,346
   1,800      Ser 1995 C COPs........................................  5.50      02/01/12           1,802,556
   1,500    Oregon Department of Administrative Services, Ser 2005 B
              COPs (FGIC)............................................  5.00      11/01/21           1,565,775
   2,400    Goat Hill Properties, Washington, Governmental Office Ser
              2005 (MBIA)............................................  5.00      12/01/33           2,454,192
                                                                                                -------------
--------
                                                                                                   14,118,138
  13,595
                                                                                                -------------
--------
            Recreational Facilities Revenue (2.9%)
   2,000    Denver Convention Center Hotel Authority, Colorado, Refg
              Ser 2006 (XLCA)........................................  5.00      12/01/30           2,059,700
   3,000    District of Columbia, Ballpark, Ser 2006 B-1 (FGIC)......  5.00      02/01/31           3,086,700
                                                                                                -------------
--------
                                                                                                    5,146,400
   5,000
                                                                                                -------------
--------
            Retirement & Life Care Facilities Revenue (0.6%)
   1,000    Lubbock Health Facilities Development Corporation, Texas,
              Carillon Senior Life Care Ser 2005 A...................  6.625     07/01/36           1,013,160
                                                                                                -------------
--------
            Tax Allocation Revenue (1.1%)
   2,000    Fenton, Missouri, Gravois Bluffs Refg Ser 2006...........  4.50      04/01/21           2,001,200
                                                                                                -------------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE             VALUE
--------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (23.3%)
$  3,000    Florida, Department of Transportation, Ser 2002 A
              (MBIA).................................................  5.00%     07/01/25       $   3,104,730
            Miami-Dade County, Florida, Miami Int'l Airport,
   2,500      Ser 2000 B (FGIC)......................................  5.75      10/01/24           2,691,825
   2,000      Ser 2005 A (AMT) (CIFG)................................  5.00      10/01/38           2,024,420
            Georgia State Road & Tollway Authority,
   2,000      Ser 2004...............................................  5.00      10/01/22           2,086,640
   3,000      Ser 2004...............................................  5.00      10/01/23           3,127,650
            Chicago, Illinois, Chicago O'Hare Int'l Airport
   5,000      Ser 1996 A (Ambac).....................................  5.625     01/01/12           5,106,950
   4,000      3rd Lien Ser 2005 A (MBIA).............................  5.25      01/01/26           4,255,320
   1,000    Massachusetts Turnpike Authority, Metropolitan Highway
              ROLS RRII R536 (MBIA)..................................  9.858++   01/01/37           1,053,380
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........  5.00      01/01/30           5,142,349
   3,000    Metropolitan Transportation Authority, New York, State
              Service Contract Refg Ser 2002 B (MBIA)................  5.50      07/01/20           3,252,540
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser
              2002 B.................................................  5.25      11/15/19           3,219,570
   2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac).....  5.00      12/01/30           2,061,140
   3,000    Rhode Island Economic Development Corporation, Airport
              2005 Ser C (MBIA)......................................  5.00      07/01/28           3,089,280
   1,000    Harris County, Texas, Toll Road Sr Lien Ser 2005 A
              (FSA)..................................................  5.25      08/15/35           1,042,030
                                                                                                -------------
--------
                                                                                                   41,257,824
  39,500
                                                                                                -------------
--------
            Water & Sewer Revenue (28.1%)
   2,000    Camarillo Public Finance Authority, California,
              Wastewater Ser 2005 (Ambac)............................  5.00      06/01/36           2,067,600
   3,000    Los Angeles Department of Water & Power, California,
              Water 2004 Ser C (MBIA)................................  5.00      07/01/25           3,116,040
   3,000    Oxnard Financing Authority, California, Wastewater 2004
              Ser A (FGIC)...........................................  5.00      06/01/29           3,090,690
   3,000    San Diego County Water Authority, California, Ser 2004 A
              COPs (FSA).............................................  5.00      05/01/29           3,087,960
   2,460    JEA, Florida, Water & Sewer, Sub-second Crossover Ser
              (MBIA).................................................  5.00      10/01/24           2,559,286
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...  5.50      11/01/22           3,333,600
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)........  5.25      10/01/22           4,221,440
   3,215    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 2001 A (MBIA)..................  5.375     05/15/22           3,450,692
   1,755    Detroit, Michigan, Water Supply Sr Lien Ser 2001 A
              (FGIC).................................................  5.25      07/01/33           1,842,750
   3,000    Las Vegas Water District, Nevada, Impr and Refg Ser 2003
              A (FGIC)...............................................  5.25      06/01/22           3,186,330
   2,000    Passaic Valley Sewerage Commissioners, New Jersey, Ser F
              (FGIC).................................................  5.00      12/01/19           2,101,500
   1,675    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I
              (FSA)..................................................  5.00      01/01/23           1,716,909

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE             VALUE
--------------------------------------------------------------------------------------------------------------
$  5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................  5.125%    05/15/27       $   5,130,399
  10,000    Houston, Texas, Combined Utility Refg 2004 Ser A
              (FGIC).................................................  5.25      05/15/23          10,639,699
                                                                                                -------------
--------
                                                                                                   49,544,895
  47,105
                                                                                                -------------
--------
            Other Revenue (14.2%)
   5,000    California Economic Recovery, Ser 2004 A++...............  5.00      07/01/16           5,279,550
            Golden State Tobacco Securitization Corporation,
              California,
   2,000      Enhanced Asset Backed Ser 2005 A (Ambac)...............  5.00      06/01/29           2,042,060
   2,000      Enhanced Asset Backed Ser 2005 A.......................  5.00      06/01/45           2,019,500
   2,000    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004...............................................  5.75      06/15/29           2,124,760
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A........................................  5.50++++  11/01/26           2,153,100
   8,000    New York State Local Government Assistance Corporation,
              Refg Ser 1997 B (MBIA).................................  5.00      04/01/21           8,238,400
   1,000    Philadelphia, Pennsylvania, Gas Works Eighteenth Ser
              (AGC)..................................................  5.25      08/01/20           1,055,970
   2,000    Puerto Rico Government Development Bank, 2006 Ser B......  5.00      12/01/15           2,072,380
                                                                                                -------------
--------
                                                                                                   24,985,720
  24,000
                                                                                                -------------
--------
            Refunded (3.3%)
   1,340    Missouri Health & Educational Facilities Authority,
              Missouri, Baptist Medical Center Refg Ser 1989 (ETM)...  7.625     07/01/18           1,558,889
   4,000    Montgomery County, Ohio, Franciscan Medical
              Center - Dayton Ser 1997...............................  5.50      01/01/10+          4,186,880
                                                                                                -------------
--------
                                                                                                    5,745,769
   5,340
                                                                                                -------------
--------
 258,085    Total Tax-Exempt Municipal Bonds (Cost $260,950,865)..........................        268,424,209
                                                                                                -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (2.7%)
     560    Idaho Health Facilities Authority, St Luke's Regional
              Medical Center Ser 2000 (FSA) (Demand 06/01/06)........  3.56*     07/01/35             560,000
     600    Kansas Development Finance Authority, Sisters of Charity
              of Leavenworth Ser 2006 D (Demand 06/01/06)............  3.57*     12/01/31             600,000
   1,850    Michigan State University, Ser 2002 A (Demand
              06/01/06)..............................................  3.52*     08/15/32           1,850,000
   1,030    Reno, Nevada, St Mary's Regional Medical Center Ser 1998
              B (MBIA) (Demand 06/01/06).............................  3.56*     05/15/23           1,030,000

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE             VALUE
--------------------------------------------------------------------------------------------------------------
$    800    North Central Texas Health Facilities Development
              Corporation, Presbyterian Medical Center Ser 1985 D
              (MBIA) (Demand 06/01/06)...............................  3.56*%    12/01/15       $     800,000
                                                                                                -------------
--------
   4,840    Total Short-Term Tax-Exempt Municipal Obligations (Cost $4,840,000)...........          4,840,000
                                                                                                -------------
--------

$262,925    Total Investments (Cost $265,790,865) (a)(b).......................   154.8%      273,264,209
========
            Other Assets in Excess of Liabilities..............................     1.9         3,288,628

            Preferred Shares of Beneficial Interest............................   (56.7)     (100,037,500)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 176,515,337
                                                                                  =====     =============

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to Maturity.
  RITES     Residual Interest Tax-Exempt Securities (Illiquid security).
   ROLS     Reset Option Longs (Illiquid security).
    *       Current coupon of variable rate demand obligation.
    +       Prerefunded to call date shown.
    ++      A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $162,500.
    ++      Current coupon rate for inverse floating rate municipal
            obligation. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
            $3,279,000 which represents 1.9% of net assets applicable to common shareholders.
   ++++     Security is a "step-up" bond where the coupon increases on a predetermined future date.
   (a)      Securities have been designated as collateral in an amount equal to $38,966,408 in connection with open futures
            contracts.
   (b)      The aggregate cost for federal income tax purposes is
            $265,743,486. The aggregate gross unrealized appreciation is
            $7,941,788 and the aggregate gross unrealized depreciation is $421,065, resulting in net unrealized appreciation of
            $7,520,723.

Bond Insurance:
---------------
   AGC      Assured Guaranty Corporation.
  Ambac     Ambac Assurance Corporation.
   CIFG     CIFG Assurance North America Inc.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

16
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 continued

FUTURES CONTRACTS OPEN AT MAY 31, 2006:

NUMBER OF                  DESCRIPTION, DELIVERY         UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT        MONTH AND YEAR             AMOUNT AT VALUE         APPRECIATION
----------------------------------------------------------------------------------------------
   250         Short     U.S. Treasury Notes 5 yr          $(25,902,345)           $ 71,578
                              September 2006
   125         Short     U.S. Treasury Notes 10 yr          (13,115,235)             38,719
                              September 2006
                                                                                   --------
                         Total Unrealized Appreciation.......................      $110,297
                                                                                   ========

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2006

Assets:
Investments in securities, at value
  (cost $265,790,865)................  $273,264,209
Cash.................................        34,824
Receivable for:
    Interest.........................     4,108,388
    Variation margin.................        95,700
Prepaid expenses and other assets....        55,363
                                       ------------
    Total Assets.....................   277,558,484
                                       ------------
Liabilities:
Payable for:
    Investments purchased............       700,000
    Investment advisory fee..........       100,081
    Common shares of beneficial
      interest repurchased...........        45,947
    Administration fee...............        20,016
    Transfer agent fee...............         3,565
Accrued expenses and other
  payables...........................       136,038
                                       ------------
    Total Liabilities................     1,005,647
                                       ------------
Preferred shares of beneficial
  interest (at liquidation value)
  (1,000,000 shares authorized of
  non-participating $.01 par value,
  1,000 shares outstanding)..........   100,037,500
                                       ------------
    Net Assets Applicable to Common
      Shareholders...................  $176,515,337
                                       ============
Composition of Net Assets Applicable
to Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of
  $.01 par value, 17,432,494 shares
  outstanding).......................  $165,043,798
Net unrealized appreciation..........     7,583,641
Accumulated undistributed net
  investment income..................     1,638,362
Accumulated undistributed net
  realized gain......................     2,249,536
                                       ------------
    Net Assets Applicable to Common
      Shareholders...................  $176,515,337
                                       ============
Net Asset Value Per Common Share
($176,515,337 divided by 17,432,494
common shares outstanding)...........        $10.13
                                       ============

Statement of Operations
For the year ended May 31, 2006

Net Investment Income:
Interest Income.......................  $13,700,000
                                        -----------
Expenses
Investment advisory fee...............    1,132,105
Auction commission fees...............      347,679
Administration fee....................      226,420
Professional fees.....................       76,170
Shareholder reports and notices.......       45,747
Auction agent fees....................       41,036
Transfer agent fees and expenses......       31,718
Registration fees.....................       15,426
Trustees' fees and expenses...........       10,970
Custodian fees........................       13,687
Other.................................       54,654
                                        -----------
    Total Expenses....................    1,995,612

Less: expense offset..................       (4,835)
                                        -----------
    Net Expenses......................    1,990,777
                                        -----------
    Net Investment Income.............   11,709,223
                                        -----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain on:
Investments...........................    4,938,092
Futures contracts.....................    1,011,012
                                        -----------
    Net Realized Gain.................    5,949,104
                                        -----------
Net Change in Unrealized Appreciation/
Depreciation on:
Investments...........................   (9,863,856)
Futures contracts.....................      127,564
                                        -----------
    Net Depreciation..................   (9,736,292)
                                        -----------
    Net Loss..........................   (3,787,188)
                                        -----------
Dividends to preferred shareholders
  from net investment income..........   (2,498,856)
                                        -----------
Net Increase..........................  $ 5,423,179
                                        ===========

18
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2006   MAY 31, 2005
                                                              ------------   ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 11,709,223   $ 11,908,710
Net realized gain...........................................     5,949,104      1,092,498
Net change in unrealized appreciation/depreciation..........    (9,736,292)     9,061,745
Dividends to preferred shareholders from net investment
  income....................................................    (2,498,856)    (1,652,096)
                                                              ------------   ------------
    Net Increase............................................     5,423,179     20,410,857
                                                              ------------   ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................    (9,603,623)   (10,637,322)
Net realized gain...........................................    (2,414,263)       --
                                                              ------------   ------------
    Total Dividends and Distributions.......................   (12,017,886)   (10,637,322)
                                                              ------------   ------------

Decrease from transactions in common shares of beneficial
  interest..................................................    (6,210,698)    (7,208,063)
                                                              ------------   ------------
    Net Increase (Decrease).................................   (12,805,405)     2,565,472
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................   189,320,742    186,755,270
                                                              ------------   ------------
End of Period
(Including accumulated undistributed net investment income
of $1,638,362 and $2,048,654, respectively).................  $176,515,337   $189,320,742
                                                              ============   ============

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006

1. Organization and Accounting Policies

Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly total net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities, excluding short-term investments, for the year ended May 31, 2006 aggregated $90,405,306 and $98,112,666, respectively. Included in the aforementioned transactions are purchases of $3,852,450 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended May 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,472. At May 31, 2006, the Fund had an accrued pension liability of $63,974 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Common Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2004.......................................  18,906,449   $189,064    $178,273,541
Treasury shares purchased and retired (weighted average
  discount 11.32%)*.........................................    (797,655)    (7,976)     (7,200,087)
Reclassification due to permanent book/tax differences......      --          --                (46)
                                                              ----------   --------    ------------
Balance, May 31, 2005.......................................  18,108,794    181,088     171,073,408
Treasury shares purchased and retired (weighted average
  discount 10.48%)*.........................................    (676,300)    (6,763)     (6,203,935)
                                                              ----------   --------    ------------
Balance, May 31, 2006.......................................  17,432,494   $174,325    $164,869,473
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 continued

whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                         AMOUNT                  NEXT         RANGE OF
  SERIES    SHARES*   IN THOUSANDS*   RATE*   RESET DATE  DIVIDEND RATES**
  -------   -------   -------------   -----   ----------  ----------------
     A        200        20,000        3.40%   06/07/06    0.80% -  3.72%
     B        200        20,000        3.40    06/07/06    1.771 -  3.72
     C        200        20,000        3.40    06/07/06    1.229 -  3.72
     D        200        20,000        3.40    06/07/06     1.51 -  3.72
     E        200        20,000        2.25    07/12/06         2.25

---------------------
    * As of May 31, 2006.
   ** For the year ended May 31, 2006.

Subsequent to May 31, 2006 and up through July 7, 2006, the Fund paid dividends to each of the Series A through E at rates ranging from 2.25% to 3.95% in the aggregate amount of $304,478.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders

The Fund declared the following dividends from net investment income:

 DECLARATION     AMOUNT          RECORD             PAYABLE
     DATE       PER SHARE         DATE                DATE
--------------  ---------  ------------------  ------------------
March 28, 2006   $0.045       June 9, 2006       June 23, 2006
June 27, 2006    $0.045       July 7, 2006       July 21, 2006
June 27, 2006    $0.045      August 4, 2006     August 18, 2006
June 27, 2006    $0.045    September 8, 2006   September 22, 2006

7. Expense Offset

The expense offset represents a reduction of custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 continued

8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                             FOR THE YEAR   FOR THE YEAR
                                                ENDED          ENDED
                                             MAY 31, 2006   MAY 31, 2005
                                             ------------   ------------
Tax-exempt income..........................  $12,185,919    $12,232,791
Ordinary income............................      --              67,003
Long-term capital gains....................    2,414,263        --
                                             -----------    -----------
Total distributions........................  $14,600,182    $12,299,794
                                             ===========    ===========

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 continued

As of May 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................  $ 1,649,681
Undistributed ordinary income...............................       43,231
Undistributed long-term gains...............................    2,359,860
                                                              -----------
Net accumulated earnings....................................    4,052,772
Temporary differences.......................................     (101,956)
Net unrealized appreciation.................................    7,520,723
                                                              -----------
Total accumulated earnings..................................  $11,471,539
                                                              ===========

During the year ended May 31, 2006, the Fund utilized its net capital loss carryforward of $1,319,605.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $17,036.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED MAY 31
                                                        ----------------------------------------------------------------
                                                          2006          2005          2004          2003          2002
                                                        --------      --------      --------      --------      --------
Selected Per Share Data:
Net asset value, beginning of period..............      $  10.45      $   9.88      $  10.56      $  10.04      $   9.88
                                                        --------      --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income*........................          0.66          0.64          0.66          0.68          0.70
    Net realized and unrealized gain (loss).......         (0.20)         0.54         (0.68)         0.53          0.13
    Common share equivalent of dividends paid to
    preferred shareholders*.......................         (0.14)        (0.09)        (0.09)        (0.09)        (0.12)
                                                        --------      --------      --------      --------      --------
Total income (loss) from investment operations....          0.32          1.09         (0.11)         1.12          0.71
                                                        --------      --------      --------      --------      --------
Less dividends and distributions from:
    Net investment income.........................         (0.54)        (0.57)        (0.61)        (0.56)        (0.54)
    Net realized gain.............................         (0.14)           --            --         (0.07)        (0.04)
                                                        --------      --------      --------      --------      --------
Total dividends and distributions.................         (0.68)        (0.57)        (0.61)        (0.63)        (0.58)
                                                        --------      --------      --------      --------      --------
Anti-dilutive effect of acquiring treasury
 shares*..........................................          0.04          0.05          0.04          0.03          0.03
                                                        --------      --------      --------      --------      --------
Net asset value, end of period....................      $  10.13      $  10.45      $   9.88      $  10.56      $  10.04
                                                        ========      ========      ========      ========      ========
Market value, end of period.......................      $   9.12      $   9.10      $   8.93      $   9.41      $   9.02
                                                        ========      ========      ========      ========      ========
Total Return+.....................................          7.85%         8.54%         1.27%        11.90%         8.30%
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense offset)............          1.09%         1.29%(1)      1.40%(1)      1.33%(1)      1.24%(1)
Net investment income before preferred stock
 dividends........................................          6.42%         6.30%         6.36%         6.76%         6.95%
Preferred stock dividends.........................          1.37%         0.87%         0.83%         0.86%         1.23%
Net investment income available to common
 shareholders.....................................          5.05%         5.43%         5.53%         5.90%         5.72%
Supplemental Data:
Net assets applicable to common shareholders, end
 of period, in thousands..........................      $176,515      $189,321      $186,755      $209,970      $206,679
Asset coverage on preferred shares at end of
 period...........................................           276%          289%          286%          310%          306%
Portfolio turnover rate...........................            33%           20%           23%           18%           11%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

26
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Premium Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Premium Income Trust (the "Fund"), including the portfolio of investments, as of May 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Premium Income Trust as of May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 20, 2006

Morgan Stanley Municipal Premium Income Trust
REVISED INVESTMENT POLICY (UNAUDITED)

On August 24, 2005, the Trustees of Morgan Stanley Municipal Premium Income Trust (the "Fund") approved a change to the Fund's investment policy with respect to inverse floating rate municipal obligations whereby the Fund now would be permitted to invest up to 15% of its assets in inverse floating rate municipal obligations. The inverse floating rate municipal obligations in which the Fund will invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligation will increase and if market interest rates increase, the interest rate on the obligation will fall. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Morgan Stanley Municipal Premium Income Trust
RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)

On December 13, 2005, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

Election of Trustees by all Shareholders:

                                                                 FOR               WITHHELD
                                                              ------------------------------
Michael Bozic...............................................  13,655,740             428,219
James F. Higgins............................................  13,695,329             388,630

Election of Trustee by Preferred Shareholders:

Charles A. Fiumefreddo......................................         972              --

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (65)                       Trustee      Since April     Private Investor; Chairman of        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            the Insurance Committee (since
Counsel to the Independent Trustees                                   July 2006) and Director or
1177 Avenue of the Americas                                           Trustee of the Retail Funds
New York, NY 10036                                                    (since April 1994) and the
                                                                      Institutional Funds (since
                                                                      July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November 1995-
                                                                      November 1998) and President
                                                                      and Chief Executive Officer of
                                                                      Hills Department Stores (May
                                                                      1991-July 1995); formerly
                                                                      variously Chairman, Chief
                                                                      Executive Officer, President
                                                                      and Chief Operating Officer
                                                                      (1987-1991) of the Sears
                                                                      Merchandise Group of Sears,
                                                                      Roebuck & Co.


Edwin J. Garn (73)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp. (utility
                                                                      company); formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (2000-2004) (lobbying and
                                                                      consulting firm); United
                                                                      States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).



       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (65)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Edwin J. Garn (73)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.


Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Wayne E. Hedien (72)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


Dr. Manuel H. Johnson (57)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.


Joseph J. Kearns (63)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.



       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Wayne E. Hedien (72)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.

Dr. Manuel H. Johnson (57)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).

Joseph J. Kearns (63)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265


Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael E. Nugent (70)                   Chairman of  Chairman of     General Partner of Triumph           197
c/o Triumph Capital, L.P.                the Board    the Board       Capital, L.P., a private
445 Park Avenue                          and Trustee  (since July     investment partnership;
New York, NY 10022                                    2006) and       Chairman of the Board of the
                                                      Trustee (since  Retail Funds and Institutional
                                                      July 1991)      Funds (since July 2006) and
                                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2001); formerly
                                                                      Chairman of the Insurance
                                                                      Committee (July 1991-July
                                                                      2006) Vice President, Bankers
                                                                      Trust Company and BT Capital
                                                                      Corporation (1984-1988).


Fergus Reid (73)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).



       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael E. Nugent (70)                   None.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022

Fergus Reid (73)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.


Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (73)            Trustee      Since July      Director or Trustee of the           197
c/o Morgan Stanley Trust                            1991            Retail Funds (since July 1991)
Harborside Financial Center                                         and the Institutional Funds
Plaza Two                                                           (since July 2003); formerly
Jersey City, NJ 07311                                               Chairman of the Retail Funds
                                                                    (July 1991-July 2006) and the
                                                                    Institutional Funds (July
                                                                    2003-July 2006) and Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).


James F. Higgins (58)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center                                         and the Institutional Funds
Plaza Two                                                           (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000).



      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (73)            None.
c/o Morgan Stanley Trust
Harborside Financial Center
Plaza Two
Jersey City, NJ 07311

James F. Higgins (58)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center            Society of the United States
Plaza Two                              (financial services).
Jersey City, NJ 07311


---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (67)         President and    President       President (since September 2005) and Principal Executive
1221 Avenue of the Americas    Principal        (since          Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020             Executive        September       President (since September 2005) and Principal Executive
                               Officer          2005) and       Officer (since May 2003) of the Van Kampen Funds; Managing
                                                Principal       Director, Director and/or Officer of the Investment Adviser
                                                Executive       and various entities affiliated with the Investment Adviser;
                                                Officer (since  Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                May 2003)       Executive Vice President (July 2003 to September 2005) of
                                                                funds in the Fund Complex and the Van Kampen Funds;
                                                                President and Director of the Institutional Funds (March
                                                                2001 to July 2003); Chief Global Operating Officer of Morgan
                                                                Stanley Investment Management Inc.; Chief Administrative
                                                                Officer of Morgan Stanley Investment Advisors Inc.; Chief
                                                                Administrative Officer of Morgan Stanley Services Company
                                                                Inc.

J. David Germany (51)          Vice President   Since February  Managing Director and (since December 2005) Chief Investment
Morgan Stanley Investment                       2006            Officer -- Global Fixed Income of Morgan Stanley Investment
Management Ltd.                                                 Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                                 Investment Management Ltd.; Vice President (since February
Canary Wharf, London                                            2006) of the Retail and Institutional Funds.
United Kingdom E144QA

Dennis F. Shea (53)            Vice President   Since February  Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                     2006            Officer -- Global Equity of Morgan Stanley Investment
New York, NY 10020                                              Management; Vice President (since February 2006) of the
                                                                Retail and Institutional Funds. Formerly, Managing Director
                                                                and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)                Vice President   Since February  Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                     1997            Investment Management; Managing Director of the Investment
New York, NY 10020                                              Adviser and various entities affiliated with the Investment
                                                                Adviser; Vice President of the Retail Funds and (since July
                                                                2003) the Institutional Funds. Formerly, Secretary, General
                                                                Counsel and/or Director of the Investment Adviser and
                                                                various entities affiliated with the Investment Adviser;
                                                                Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management of Morgan Stanley Investment Management (since
New York, NY 10020                                              July 2004); Vice President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice President of the
                                                                Van Kampen Funds (since August 2004); Secretary (since
                                                                February 2006) and Managing Director (since July 2004) of
                                                                the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and
                                                                General Counsel -- Americas, UBS Global Asset Management
                                                                (July 2000 to July 2004).

Carsten Otto (42)              Chief            Since October   Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas    Compliance       2004            Stanley Investment Management (since October 2004); Managing
New York, NY 10020             Officer                          Director and Chief Compliance Officer of Morgan Stanley
                                                                Investment Management. Formerly, Assistant Secretary and
                                                                Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39)      Vice President   Since July      Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                     2003            entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                              President of the Retail Funds (since July 2002) and the
                                                                Institutional Funds (since December 1997). Formerly,
                                                                Secretary of various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (40)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial  since July      Administration (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           Officer since   Administrator (August 2000- November 2001) and Senior
                                                September 2002  Manager at PricewaterhouseCoopers LLP (January 1998- August
                                                                2000).

Mary E. Mullin (38)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 9, 2006.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2006 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended May 31, 2006, the Fund paid the following per share amounts from tax exempt income: $0.54 to common shareholders, $2,713 to Series A preferred shareholders, $2,789 to Series B preferred shareholders, $2,835 to Series C preferred shareholders, $2,324 to Series D preferred shareholders and $2,250 to Series E preferred shareholders.

         For the year ended May 31, 2006, the Fund paid to common shareholders $0.14 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust

Annual Report
May 31, 2006

[MORGAN STANLEY LOGO]

                                              PIARPT-38563RPT-RA06-00585P-Y05/06

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006                          REGISTRANT   COVERED ENTITIES(1)
----                          ----------   -------------------
AUDIT FEES ................     $ 31,132         N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES .....     $  6,096(2)      $ 5,190,300(2)
   TAX FEES ...............     $  4,449(3)      $ 2,044,491(4)
   ALL OTHER FEES .........     $ --             $ --
TOTAL NON-AUDIT FEES ......     $ 10,545         $ 7,234,791
TOTAL .....................     $ 41,677         $ 7,234,791

2005                          REGISTRANT   COVERED ENTITIES(1)
----                          ----------   -------------------
AUDIT FEES ................     $ 30,048         N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES .....     $    540(2)      $ 3,215,745(2)
   TAX FEES ...............     $  4,585(3)      $    24,000(4)
   ALL OTHER FEES .........     $ --             $ --
TOTAL NON-AUDIT FEES ......     $  5,125         $ 3,239,745
TOTAL .....................     $ 35,173         $ 3,329,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are James F. Willison, a Managing Director of the Investment Adviser, Joseph R. Arcieri, an Executive Director of the Investment Adviser and Robert W. Wimmel and Robert J. Stryker, Vice Presidents of the Investment Adviser.

Mr. Willison has been associated with the Investment Adviser in an investment management capacity since January 1980 and began managing the Fund at inception. Mr. Arcieri has been associated with the Investment Adviser in an investment management capacity since January 1986 and began managing the Fund in February 1997. Mr. Wimmel has been associated with the Investment Adviser in an investment management capacity since August 1996 and began managing the Fund in January 2002. Mr. Stryker has been associated with the Investment Adviser in an investment management capacity since February 1994 and began managing the Fund in July 2005.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of May 31, 2006.

As of May 31, 2006, Mr. Willison managed 22 mutual funds with a total of approximately $7.3 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of May 31, 2006, Mr. Arcieri managed 21 mutual funds with a total of approximately $6.7 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of May 31, 2006, Mr. Wimmel managed 25 mutual funds with a total of approximately $12.6 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of May 31, 2006, Mr. Stryker managed 14 mutual funds with a total of approximately $7.1 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

-    Cash Bonus.

- Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

- Investment Management Deferred Compensation Plan (IMDCP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated Funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 75% of the IMDCP deferral into a combination of the designated open-end mutual funds they manage that are included in the IMDCP Fund menu, which may or may not include the Fund.

- Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment Funds, including Funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark, indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

-    Contribution to the business objectives of the Investment Adviser.

-    The dollar amount of assets managed by the portfolio manager.

-    Market compensation survey research by independent third parties.

-    Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     (1) As of May 31, 2005, the portfolio managers did not own any shares of the Fund.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                      (a)          (d) Maximum
                                                 Total Number       Number (or
                                                   of Shares       Approximate
                                                   (or Units)     Dollar Value)
                                                  Purchased as    of Shares (or
                      (a) Total                     Part of        Units) that
                       Number of   (b) Average      Publicly        May Yet Be
                        Shares     Price Paid      Announced     Purchased Under
                      (or Units)    per Share       Plans or       the Plans or
Period                 Purchased    (or Unit)       Programs         Programs
------                ----------   -----------   -------------   ---------------
June 1, 2005 --
June 30, 2005            73,500      $9.1312          N/A              N/A
July 1, 2005--
July 31, 2005            77,500      $9.2127          N/A              N/A
August 1, 2005-
August 31, 2005          52,100      $9.2428          N/A              N/A
September 1, 2005--
September 30, 2005       52,000      $9.2467          N/A              N/A
October 1, 2005-
October 31, 2005         42,700      $9.0006          N/A              N/A
November 1, 2005 --
November 30, 2005        46,000      $8.9077          N/A              N/A
December 1, 2005--
December 31, 2005        51,100      $8.9989          N/A              N/A
January 1, 2006--
January 31, 2006         57,500      $9.2384          N/A              N/A
February 1, 2006 -
February 28, 2006        44,100      $9.2559          N/A              N/A
March 1, 2006 -
March 31, 2006           62,900      $9.3064          N/A              N/A
April 1, 2006 -
April 30, 2006           65,600      $9.2901          N/A              N/A
May 1, 2006 -
May 31, 2006             51,300      $9.2068          N/A              N/A
                        -------      -------          ---              ---
Total                   676,300      $9.1698          N/A              N/A
                        =======      =======          ===              ===

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 20, 2006